Intangible	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
16 INTANGIBLE
16.1 Goodwill and intangible assets with indefinite useful lives

	06/30/2025	12/31/2024
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 28.4.
For the six-month period ended June 30, 2025, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.
16.2 Intangible assets with limited useful lives

		06/30/2025	12/31/2024
Opening balance		5,709,964	6,557,009
Additions		22,079	161,779
Amortization		(501,543)	(1,008,824)
Closing balance		5,230,500	5,709,964
Represented by	Average rate %
Non-competition agreements	5.00	4,352	4,508
Port concessions	3.94	637,391	632,253
Supplier agreements	12.66	18,518	25,925
Port service contracts	4.23	505,778	520,459
Cultivars	14.28	10,195	20,391
Trademarks and patents	8.35	162,532	170,306
Customer portfolio	9.09	3,694,409	4,104,900
Supplier agreements	17.64		295
Software	20.80	185,498	201,476
Other	10.00	11,827	29,451
		5,230,500	5,709,964

Cost		12,561,422	12,540,497
Amortization		(7,330,922)	(6,830,533)
Closing balance		5,230,500	5,709,964